NATIONWIDE

VARIABLE

ACCOUNT-8

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:
Investments at fair value:
U.S. Equity Flex I Portfolio (WSCP)
2,317 shares (cost $26,561 )	$28,887
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
16,653 shares (cost $73,627 )	92,755
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
32,405 shares (cost $790,615 )	1,074,873
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
13,039 shares (cost $52,637 )	60,631
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
93,625 shares (cost $376,167 )	425,994
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
12,568 shares (cost $433,312 )	569,707
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
26,232 shares (cost $777,211 )	1,182,525
Emerging Markets Debt Portfolio - Class I (MSEM)
2,839 shares (cost $22,645 )	22,006
U.S. Real Estate Portfolio - Class I (MSVRE)
77,985 shares (cost $1,327,309 )	791,547
Federated NVIT High Income Bond Fund - Class I (HIBF)
46,237 shares (cost $327,861 )	305,166
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
39,900 shares (cost $510,908 )	452,466
Gartmore NVIT International Equity Fund - Class I (GIG)
1,220 shares (cost $8,718 )	9,776
Gartmore NVIT International Equity Fund - Class III (GIG3)
12,394 shares (cost $143,459 )	99,400
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
22,273 shares (cost $221,509 )	227,635
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
6,267 shares (cost $93,528 )	64,054
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
3,413 shares (cost $27,617 )	28,840
NVIT Core Bond Fund - Class I (NVCBD1)
241 shares (cost $2,536 )	2,464

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Fund - Class I (TRF)
257,295 shares (cost $2,613,994 )	$2,086,664
NVIT Government Bond Fund - Class I (GBF)
410,540 shares (cost $4,780,392 )	4,819,744
NVIT Growth Fund - Class I (CAF)
25,473 shares (cost $259,105 )	299,558
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
8,394 shares (cost $71,403 )	69,084
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
107,433 shares (cost $1,079,875 )	1,060,364
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
202,096 shares (cost $2,295,527 )	1,962,350
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
130,330 shares (cost $1,553,001 )	1,223,802
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
140,487 shares (cost $1,502,043 )	1,378,174
NVIT Mid Cap Index Fund - Class I (MCIF)
167,017 shares (cost $2,646,864 )	2,475,190
NVIT Money Market Fund - Class I (SAM)
5,415,965 shares (cost $5,415,965 )	5,415,965
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
1,129 shares (cost $9,317 )	9,752
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
52,223 shares (cost $353,109 )	438,147
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
32,446 shares (cost $405,198 )	399,092
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
79,052 shares (cost $870,600 )	656,134
NVIT Multi-Manager Small Company Fund - Class I (SCF)
93,978 shares (cost $1,949,369 )	1,357,988
NVIT Technology & Communications Fund - Class I (GGTC)
584 shares (cost $2,190 )	1,987
NVIT Technology & Communications Fund - Class III (GGTC3)
2,660 shares (cost $9,743 )	9,124
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
596 shares (cost $7,749 )	8,389
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
37,209 shares (cost $403,510 )	330,412

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2,198 shares (cost $15,500 )	$16,044
VP Income & Growth Fund - Class I (ACVIG)
125,781 shares (cost $872,018 )	676,699
VP International Fund - Class I (ACVI)
222,228 shares (cost $1,762,572 )	1,717,822
VP International Fund - Class III (ACVI3)
34,732 shares (cost $340,615 )	268,480
VP Ultra(R) Fund - Class I (ACVU1)
4,170 shares (cost $40,522 )	33,864
VP Value Fund - Class I (ACVV)
321,024 shares (cost $2,202,239 )	1,695,006
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
11,857 shares (cost $137,664 )	115,604
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
35,977 shares (cost $1,028,233 )	944,769
Appreciation Portfolio - Initial Shares (DCAP)
33,025 shares (cost $1,076,857 )	1,036,994
Quality Bond Fund II - Primary Shares (FQB)
143,408 shares (cost $1,533,679 )	1,606,174
VIP Fund - Contrafund Portfolio - Service Class (FCS)
294,109 shares (cost $7,914,100 )	6,043,948
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
191,814 shares (cost $4,516,915 )	3,212,889
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
27,006 shares (cost $393,885 )	391,044
VIP Fund - Growth Portfolio - Service Class (FGS)
185,594 shares (cost $6,432,913 )	5,560,404
VIP Fund - High Income Portfolio - Service Class (FHIS)
136,813 shares (cost $719,078 )	719,635
VIP Fund - Overseas Portfolio - Service Class (FOS)
57,632 shares (cost $1,012,770 )	863,907
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
16,038 shares (cost $323,191 )	240,090
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
39,128 shares (cost $326,733 )	301,676
ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)
134,506 shares (cost $1,819,871 )	1,246,869

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

ClearBridge Variable Fundamental Value Portfolio - Class I (SBTRP)
230,760 shares (cost $5,393,684 )	$3,957,531
ClearBridge Variable Investors Portfolio - Class I (SBVI)
153,186 shares (cost $1,897,766 )	1,902,572
Western Asset Variable Global High Yield Bond Portfolio - Class I (SBVHY)
90,445 shares (cost $757,746 )	678,340
Guardian Portfolio - I Class Shares (AMGP)
10,261 shares (cost $140,258 )	163,970
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
52,839 shares (cost $886,157 )	1,122,304
Partners Portfolio - I Class Shares (AMTP)
51,137 shares (cost $730,664 )	501,658
Socially Responsive Portfolio - I Class Shares (AMSRS)
745 shares (cost $10,438 )	9,010
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
80,535 shares (cost $2,677,991 )	2,974,981
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
179,809 shares (cost $3,336,024 )	3,268,930
MidCap Fund/VA - Non-Service Shares (OVAG)
43,864 shares (cost $1,676,003 )	1,601,904
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
17,329 shares (cost $152,342 )	194,260
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
41,787 shares (cost $625,935 )	468,853
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
10,990 shares (cost $370,533 )	321,575

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
1,633 shares (cost $51,372 )	$47,771

Total Investments	73,346,231
Total Assets	73,346,231

Accounts Payable	510

$73,345,721

Contract Owners’ Equity:
Accumulation units	73,345,721

Total Contract Owners’ Equity (note 5)	$73,345,721

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF OPERATIONS

Year Ended December 31, 2009

Investment Activity:	Total	WSCP	JPMMV1	JACAS	JAGTS2	JAGTS	JAIGS2	JAIGS
Reinvested dividends	$1,200,145	-	-	138	-	-	2,336	4,147
Mortality and expense risk charges (note 2)	(971,552)	(97)	(742)	(13,933)	(613)	(5,168)	(7,908)	(14,384)

Net investment income (loss)	228,593	(97)	(742)	(13,795)	(613)	(5,168)	(5,572)	(10,237)
Realized gain (loss) on investments	(6,511,696)	16	103	68,136	(754)	(37,175)	(145,739)	72,160
Change in unrealized gain (loss) on investments	20,684,114	2,327	19,128	300,729	20,393	202,041	449,134	480,177

Net gain (loss) on investments	14,172,418	2,343	19,231	368,865	19,639	164,866	303,395	552,337
Reinvested capital gains	489,502	-	-	-	-	-	17,753	29,607

Net increase (decrease) in contract owners’ equity resulting from operations	$14,890,513	2,246	18,489	355,070	19,026	159,698	315,576	571,707

Investment Activity:	MSEM	MSVRE	HIBF	GEM3	GIG	GIG3	GEF	GEF3
Reinvested dividends	$2,039	20,875	26,742	4,070	93	941	2,080	630
Mortality and expense risk charges (note 2)	(390)	(9,115)	(4,143)	(4,481)	(115)	(1,227)	(2,769)	(858)

Net investment income (loss)	1,649	11,760	22,599	(411)	(22)	(286)	(689)	(228)
Realized gain (loss) on investments	(1,967)	(267,957)	(254,767)	(55,803)	80	(22,668)	(9,682)	(17,664)
Change in unrealized gain (loss) on investments	7,550	411,227	350,900	204,381	2,104	42,282	51,934	30,012

Net gain (loss) on investments	5,583	143,270	96,133	148,578	2,184	19,614	42,252	12,348
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,232	155,030	118,732	148,167	2,162	19,328	41,563	12,120

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	NVNMO1	NVCBD1	TRF	GBF	CAF	GVIDA	GVIDC	GVIDM
Reinvested dividends	$16	31	26,041	166,427	1,541	1,550	19,716	28,371
Mortality and expense risk charges (note 2)	(138)	(4)	(27,431)	(69,851)	(3,923)	(2,401)	(14,799)	(25,939)

Net investment income (loss)	(122)	27	(1,390)	96,576	(2,382)	(851)	4,917	2,432
Realized gain (loss) on investments	5,109	-	(200,654)	(39,180)	(9,734)	(224,546)	(48,861)	(139,977)
Change in unrealized gain (loss) on investments	1,224	(72)	616,253	(82,945)	90,204	247,158	111,427	378,525

Net gain (loss) on investments	6,333	(72)	415,599	(122,125)	80,470	22,612	62,566	238,548
Reinvested capital gains	51	8	-	71,076	-	3,363	5,388	41,104

Net increase (decrease) in contract owners’ equity resulting from operations	$6,262	(37)	414,209	45,527	78,088	25,124	72,871	282,084

Investment Activity:	GVDMA	GVDMC	MCIF	SAM	NVMIG3	NVMMG1	SCGF	SCVF
Reinvested dividends	$14,778	22,910	20,886	3,770	-	-	-	3,254
Mortality and expense risk charges (note 2)	(15,909)	(18,511)	(30,073)	(94,804)	(29)	(3,875)	(5,123)	(8,158)

Net investment income (loss)	(1,131)	4,399	(9,187)	(91,034)	(29)	(3,875)	(5,123)	(4,904)
Realized gain (loss) on investments	(83,438)	(48,137)	(63,926)	-	2	2,034	(31,316)	(267,987)
Change in unrealized gain (loss) on investments	267,657	182,429	655,251	-	435	85,038	120,855	397,460

Net gain (loss) on investments	184,219	134,292	591,325	-	437	87,072	89,539	129,473
Reinvested capital gains	48,641	20,213	65,833	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$231,729	158,904	647,971	(91,034)	408	83,197	84,416	124,569

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	SCF	GGTC	GGTC3	NVOLG1	EIF	NVRE1	ACVIG	ACVI
Reinvested dividends	$3,129	-	-	8	2,984	128	32,531	30,143
Mortality and expense risk charges (note 2)	(16,406)	(21)	(68)	(19)	(3,780)	(78)	(9,550)	(20,822)

Net investment income (loss)	(13,277)	(21)	(68)	(11)	(796)	50	22,981	9,321
Realized gain (loss) on investments	(166,677)	(16)	(111)	1	(33,414)	715	(103,244)	(53,125)
Change in unrealized gain (loss) on investments	521,598	705	2,259	639	99,804	544	149,130	462,275

Net gain (loss) on investments	354,921	689	2,148	640	66,390	1,259	45,886	409,150
Reinvested capital gains	-	-	-	139-	-	51	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$341,644	668	2,080	768	65,594	1,360	68,867	418,471

Investment Activity:	ACVI3	ACVU1	ACVV	DVSCS	DSRG	DCAP	FQB	FCS
Reinvested dividends	$4,782	81	107,058	2,675	8,508	28,041	119,368	68,300
Mortality and expense risk charges (note 2)	(3,297)	(403)	(25,632)	(1,417)	(12,060)	(14,369)	(23,413)	(75,075)

Net investment income (loss)	1,485	(322)	81,426	1,258	(3,552)	13,672	95,955	(6,775)
Realized gain (loss) on investments	(58,798)	(548)	(555,085)	(23,672)	(108,504)	(35,738)	(113,999)	(217,532)
Change in unrealized gain (loss) on investments	118,201	9,490	758,023	25,942	352,226	131,290	298,763	1,774,783

Net gain (loss) on investments	59,403	8,942	202,938	2,270	243,722	95,552	184,764	1,557,251
Reinvested capital gains	-	-	-	18,133	-	81,822	-	1,458

Net increase (decrease) in contract owners’ equity resulting from operations	$60,888	8,620	284,364	21,661	240,170	191,046	280,719	1,551,934

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	FEIS	FGOS	FGS	FHIS	FOS	FOSR	FVSS	LPVCII
Reinvested dividends	$61,921	1,266	16,591	51,068	15,668	4,366	1,199	38,259
Mortality and expense risk charges (note 2)	(40,855)	(4,765)	(72,063)	(9,457)	(10,745)	(2,913)	(1,480)	(16,522)

Net investment income (loss)	21,066	(3,499)	(55,472)	41,611	4,923	1,453	(281)	21,737
Realized gain (loss) on investments	(385,119)	(15,628)	(709,951)	(89,093)	(38,661)	(39,526)	(6,350)	(201,054)
Change in unrealized gain (loss) on investments	1,073,612	143,834	1,980,868	277,319	203,282	83,914	52,508	403,495

Net gain (loss) on investments	688,493	128,206	1,270,917	188,226	164,621	44,388	46,158	202,441
Reinvested capital gains	-	-	4,348	-	2,482	678	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$709,559	124,707	1,219,793	229,837	172,026	46,519	45,877	224,178

Investment Activity:	SBTRP	SBVI	SBVHY	AMGP	AMCG	AMTP	AMSRS	OVGR
Reinvested dividends	$47,068	33,312	62,527	1,643	-	11,052	288	8,598
Mortality and expense risk charges (note 2)	(50,582)	(25,332)	(8,693)	(2,059)	(14,531)	(5,944)	(235)	(37,079)

Net investment income (loss)	(3,514)	7,980	53,834	(416)	(14,531)	5,108	53	(28,481)
Realized gain (loss) on investments	(548,492)	(116,084)	(112,859)	6,831	(64,117)	(71,221)	(7,372)	(108,799)
Change in unrealized gain (loss) on investments	1,419,963	462,966	318,596	26,086	346,231	199,091	11,532	1,080,449

Net gain (loss) on investments	871,471	346,882	205,737	32,917	282,114	127,870	4,160	971,650
Reinvested capital gains	-	-	-	-	-	49,095	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$867,957	354,862	259,571	32,501	267,583	182,073	4,213	943,169

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2009

Investment Activity:	OVGI	OVAG	VWEMR	VWEM	VWHAR	VWHA	SGRF	JPMCVP
Reinvested dividends	$60,238	-	112	552	537	124	-	1,076
Mortality and expense risk charges (note 2)	(42,612)	(19,714)	(1,733)	(4,887)	(3,440)	(583)	(1,579)	(180)

Net investment income (loss)	17,626	(19,714)	(1,621)	(4,335)	(2,903)	(459)	(1,579)	896
Realized gain (loss) on investments	(182,479)	(77,458)	(236,411)	(28,991)	(11,540)	(3,862)	(123,116)	(26,813)
Change in unrealized gain (loss) on investments	868,244	482,949	318,110	260,446	114,150	22,252	136,455	24,153

Net gain (loss) on investments	685,765	405,491	81,699	231,455	102,610	18,390	13,339	(2,660)
Reinvested capital gains	-	-	4,543	22,309	1,064	246	-	97

Net increase (decrease) in contract owners’ equity resulting from operations	$703,391	385,777	84,621	249,429	100,771	18,177	11,760	(1,667)

Investment Activity:	WGIP
Reinvested dividends	$1,562
Mortality and expense risk charges (note 2)	(248)

Net investment income (loss)	1,314
Realized gain (loss) on investments	(19,492)
Change in unrealized gain (loss) on investments	22,719

Net gain (loss) on investments	3,227
Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,541

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		WSCP		JPMMV1		JACAS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$228,593	408,384	(97)	-	(742)	-	(13,795)	(25,443)
Realized gain (loss) on investments	(6,511,696)	(1,795,891)	16	-	103	-	68,136	345,638
Change in unrealized gain (loss) on investments	20,684,114	(49,884,880)	2,327	-	19,128	-	300,729	(1,167,063)
Reinvested capital gains	489,502	5,910,472	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,890,513	(45,361,915)	2,246	-	18,489	-	355,070	(846,868)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,862,938	4,540,105	-	-	-	-	1,170	5,909
Transfers between funds	-	-	26,823	-	74,251	-	(39,888)	226,166
Redemptions (note 3)	(17,894,566)	(40,573,537)	(180)	-	-	-	(183,742)	(821,824)
Annuity benefits	(45,871)	(106,265)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(21,755)	(29,765)	-	-	(12)	-	(342)	(437)
Contingent deferred sales charges (note 2)	(27,462)	(50,800)	-	-	-	-	(162)	(491)
Adjustments to maintain reserves	(776)	(2,519)	(4)	-	2	-	(31)	(13)

Net equity transactions	(16,127,492)	(36,222,781)	26,639	-	74,241	-	(222,995)	(590,690)

Net change in contract owners’ equity	(1,236,979)	(81,584,696)	28,885	-	92,730	-	132,075	(1,437,558)
Contract owners’ equity beginning of period	74,582,700	156,167,396	-	-	-	-	942,783	2,380,341

Contract owners’ equity end of period	$73,345,721	74,582,700	28,885	-	92,730	-	1,074,858	942,783

CHANGES IN UNITS:
Beginning units	8,572,420	11,694,776	-	-	-	-	145,502	201,817
Units purchased	526,563	921,171	2,682	-	7,906	-	12,053	25,879
Units redeemed	(2,266,115)	(4,043,527)	(17)	-	-	-	(42,384)	(82,194)

Ending units	6,832,868	8,572,420	2,665	-	7,906	-	115,171	145,502

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JAGTS2		JAGTS		JAIGS2		JAIGS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(613)	(478)	(5,168)	(7,287)	(5,572)	8,506	(10,237)	19,690
Realized gain (loss) on investments	(754)	(219)	(37,175)	(24,788)	(145,739)	80,568	72,160	474,164
Change in unrealized gain (loss) on investments	20,393	(19,171)	202,041	(263,878)	449,134	(599,443)	480,177	(1,811,619)
Reinvested capital gains	-	-	-	-	17,753	95,287	29,607	239,780

Net increase (decrease) in contract owners’ equity resulting from operations	19,026	(19,868)	159,698	(295,953)	315,576	(415,082)	571,707	(1,077,985)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,588	2,398	-	-	52,331	1,533	-	-
Transfers between funds	20,204	3,931	(9,001)	(6,734)	(141,000)	226,522	(33,668)	(61,661)
Redemptions (note 3)	(6,342)	(6,394)	(57,066)	(143,788)	(96,881)	(300,284)	(181,200)	(869,595)
Annuity benefits	-	(784)	-	(237)	-	-	-	-
Contract maintenance charges (note 2)	(71)	(35)	(106)	(140)	(184)	(169)	(236)	(349)
Contingent deferred sales charges (note 2)	(69)	-	-	-	(189)	(170)	-	(229)
Adjustments to maintain reserves	(20)	6	(15)	(14)	(60)	(2)	(9)	(33)

Net equity transactions	17,290	(878)	(66,188)	(150,913)	(185,983)	(72,570)	(215,113)	(931,867)

Net change in contract owners’ equity	36,316	(20,746)	93,510	(446,866)	129,593	(487,652)	356,594	(2,009,852)
Contract owners’ equity beginning of period	24,303	45,049	332,472	779,338	440,068	927,720	825,917	2,835,769

Contract owners’ equity end of period	$60,619	24,303	425,982	332,472	569,661	440,068	1,182,511	825,917

CHANGES IN UNITS:
Beginning units	3,064	3,085	125,001	161,814	32,703	32,485	107,536	173,906
Units purchased	2,550	543	-	-	9,300	17,407	-	-
Units redeemed	(680)	(564)	(21,472)	(36,813)	(18,026)	(17,189)	(20,336)	(66,370)

Ending units	4,934	3,064	103,529	125,001	23,977	32,703	87,200	107,536

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSEM		MSVRE		HIBF		GEM3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,649	2,199	11,760	26,996	22,599	70,159	(411)	(1,710)
Realized gain (loss) on investments	(1,967)	(1,250)	(267,957)	(168,371)	(254,767)	(36,216)	(55,803)	17,734
Change in unrealized gain (loss) on investments	7,550	(8,421)	411,227	(885,882)	350,900	(312,348)	204,381	(473,410)
Reinvested capital gains	-	1,651	-	507,901	-	-	-	101,067

Net increase (decrease) in contract owners’ equity resulting from operations	7,232	(5,821)	155,030	(519,356)	118,732	(278,405)	148,167	(356,319)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	4,891	775	-	253	25,157	65,701
Transfers between funds	(3,490)	(4,497)	(39,953)	(31,971)	(305,021)	(15,826)	111,002	14,552
Redemptions (note 3)	(12,776)	(53,498)	(67,379)	(336,092)	(151,968)	(187,368)	(43,120)	(272,295)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(11)	(47)	(282)	(364)	(108)	(163)	(83)	(107)
Contingent deferred sales charges (note 2)	-	(300)	(30)	(973)	(2,506)	(216)	(91)	(1,313)
Adjustments to maintain reserves	(6)	(34)	(32)	(16)	3	(7)	(1)	(56)

Net equity transactions	(16,283)	(58,376)	(102,785)	(368,641)	(459,600)	(203,327)	92,864	(193,518)

Net change in contract owners’ equity	(9,051)	(64,197)	52,245	(887,997)	(340,868)	(481,732)	241,031	(549,837)
Contract owners’ equity beginning of period	31,049	95,246	739,286	1,627,283	646,032	1,127,764	211,426	761,263

Contract owners’ equity end of period	$21,998	31,049	791,531	739,286	305,164	646,032	452,457	211,426

CHANGES IN UNITS:
Beginning units	1,466	3,770	39,261	52,917	64,035	79,369	13,819	20,688
Units purchased	-	-	505	3,065	1,449	937	6,983	8,630
Units redeemed	(657)	(2,304)	(6,551)	(16,721)	(44,472)	(16,271)	(2,456)	(15,499)

Ending units	809	1,466	33,215	39,261	21,012	64,035	18,346	13,819

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GIG		GIG3		GEF		GEF3

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(22)	1	(286)	(688)	(689)	(2,485)	(228)	(1,164)
Realized gain (loss) on investments	80	322	(22,668)	(2,075)	(9,682)	8,952	(17,664)	23,344
Change in unrealized gain (loss) on investments	2,104	(9,453)	42,282	(157,534)	51,934	(275,375)	30,012	(125,200)
Reinvested capital gains	-	1,867	-	33,109	-	64,393	-	22,035

Net increase (decrease) in contract owners’ equity resulting from operations	2,162	(7,263)	19,328	(127,188)	41,563	(204,515)	12,120	(80,985)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	157	157	-	-	-	3,050
Transfers between funds	-	-	(16,043)	(10,753)	-	-	(1,270)	(36,511)
Redemptions (note 3)	(448)	(555)	(4,777)	(119,359)	(16,335)	(104,603)	(16,925)	(104,622)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(31)	(65)	(17)	(23)	(28)	(84)
Contingent deferred sales charges (note 2)	-	-	(40)	(4)	(73)	(15)	(79)	-
Adjustments to maintain reserves	-	(1)	(7)	(1)	3	(23)	8	(12)

Net equity transactions	(448)	(556)	(20,741)	(130,025)	(16,422)	(104,664)	(18,294)	(138,179)

Net change in contract owners’ equity	1,714	(7,819)	(1,413)	(257,213)	25,141	(309,179)	(6,174)	(219,164)
Contract owners’ equity beginning of period	8,061	15,880	100,802	358,015	202,495	511,674	70,225	289,389

Contract owners’ equity end of period	$9,775	8,061	99,389	100,802	227,636	202,495	64,051	70,225

CHANGES IN UNITS:
Beginning units	983	1,030	7,691	14,533	24,085	33,398	4,793	10,842
Units purchased	-	-	12	457	-	-	3	449
Units redeemed	(51)	(47)	(1,772)	(7,299)	(2,119)	(9,313)	(1,249)	(6,498)

Ending units	932	983	5,931	7,691	21,966	24,085	3,547	4,793

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVNMO1		NVCBD1		TRF		GBF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(122)	-	27	-	(1,390)	(1,828)	96,576	187,067
Realized gain (loss) on investments	5,109	-	-	-	(200,654)	(15,605)	(39,180)	(153,871)
Change in unrealized gain (loss) on investments	1,224	-	(72)	-	616,253	(2,421,286)	(82,945)	351,139
Reinvested capital gains	51	-	8	-	-	579,633	71,076	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,262	-	(37)	-	414,209	(1,859,086)	45,527	384,335

Equity transactions:
Purchase payments received from contract owners (note 3)	25,000	-	-	-	14,994	9,785	52,415	48,053
Transfers between funds	(1,558)	-	2,500	-	(71,230)	(36,402)	477,999	221,139
Redemptions (note 3)	(864)	-	-	-	(394,569)	(1,322,056)	(1,570,189)	(3,056,972)
Annuity benefits	-	-	-	-	(3,714)	(6,153)	-	-
Contract maintenance charges (note 2)	-	-	-	-	(765)	(1,340)	(1,957)	(2,403)
Contingent deferred sales charges (note 2)	-	-	-	-	(165)	(594)	(6,072)	(8,772)
Adjustments to maintain reserves	(5)	-	5	-	54	(46)	(3)	(24)

Net equity transactions	22,573	-	2,505	-	(455,395)	(1,356,806)	(1,047,807)	(2,798,979)

Net change in contract owners’ equity	28,835	-	2,468	-	(41,186)	(3,215,892)	(1,002,280)	(2,414,644)
Contract owners’ equity beginning of period	-	-	-	-	2,127,905	5,343,797	5,822,009	8,236,653

Contract owners’ equity end of period	$28,835	-	2,468	-	2,086,719	2,127,905	4,819,729	5,822,009

CHANGES IN UNITS:
Beginning units	-	-	-	-	289,598	418,780	382,890	575,308
Units purchased	8,788	-	236	-	1,945	2,734	60,180	24,038
Units redeemed	(6,624)	-	-	-	(62,747)	(131,916)	(130,007)	(216,456)

Ending units	2,164	-	236	-	228,796	289,598	313,063	382,890

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	CAF		GVIDA		GVIDC		GVIDM

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(2,382)	(4,961)	(851)	3,385	4,917	26,952	2,432	37,523
Realized gain (loss) on investments	(9,734)	(5,091)	(224,546)	734	(48,861)	(24,689)	(139,977)	(27,011)
Change in unrealized gain (loss) on investments	90,204	(200,042)	247,158	(308,827)	111,427	(135,615)	378,525	(1,002,630)
Reinvested capital gains	-	-	3,363	85,066	5,388	25,114	41,104	234,783

Net increase (decrease) in contract owners’ equity resulting from operations	78,088	(210,094)	25,124	(219,642)	72,871	(108,238)	282,084	(757,335)

Equity transactions:
Purchase payments received from contract owners (note 3)	138	3,314	1,411	2,722	114,428	78,124	36,822	23,903
Transfers between funds	(15,079)	(1,045)	(272,358)	-	64,489	24,906	44,375	(6,560)
Redemptions (note 3)	(38,338)	(137,487)	(48,218)	(2,192)	(347,935)	(305,416)	(415,981)	(624,210)
Annuity benefits	-	-	-	-	-	-	-	(9,104)
Contract maintenance charges (note 2)	(63)	(82)	(50)	(51)	(254)	(192)	(596)	(811)
Contingent deferred sales charges (note 2)	(195)	(143)	(213)	(30)	(441)	(1,270)	(201)	(3,930)
Adjustments to maintain reserves	(14)	(9)	4	(31)	(5)	(4)	(12)	3

Net equity transactions	(53,551)	(135,452)	(319,424)	418	(169,718)	(203,852)	(335,593)	(620,709)

Net change in contract owners’ equity	24,537	(345,546)	(294,300)	(219,224)	(96,847)	(312,090)	(53,509)	(1,378,044)
Contract owners’ equity beginning of period	275,011	620,557	363,379	582,603	1,157,205	1,469,295	2,015,847	3,393,891

Contract owners’ equity end of period	$299,548	275,011	69,079	363,379	1,060,358	1,157,205	1,962,338	2,015,847

CHANGES IN UNITS:
Beginning units	66,745	91,019	37,891	37,830	103,509	121,780	194,274	247,024
Units purchased	36	4,180	149	222	20,028	8,764	9,373	5,107
Units redeemed	(11,539)	(28,454)	(32,297)	(161)	(35,355)	(27,035)	(42,652)	(57,857)

Ending units	55,242	66,745	5,743	37,891	88,182	103,509	160,995	194,274

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDMA		GVDMC		MCIF		SAM

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(1,131)	17,129	4,399	30,472	(9,187)	(6,439)	(91,034)	54,507
Realized gain (loss) on investments	(83,438)	20,295	(48,137)	(48,129)	(63,926)	320,282	-	-
Change in unrealized gain (loss) on investments	267,657	(814,242)	182,429	(387,982)	655,251	(1,998,364)	-	-
Reinvested capital gains	48,641	162,667	20,213	89,940	65,833	218,352	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	231,729	(614,151)	158,904	(315,699)	647,971	(1,466,169)	(91,034)	54,507

Equity transactions:
Purchase payments received from contract owners (note 3)	4,658	74,341	443,716	80,118	33,807	35,540	673,637	3,624,461
Transfers between funds	9,637	(26,142)	60,518	(117,169)	(35,557)	(215,339)	141,602	3,164,787
Redemptions (note 3)	(185,402)	(410,747)	(654,332)	(502,564)	(308,308)	(1,124,607)	(4,586,831)	(6,131,122)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(348)	(358)	(145)	(131)	(556)	(813)	(1,731)	(1,943)
Contingent deferred sales charges (note 2)	(510)	(208)	-	-	(288)	(733)	(1,521)	(6,261)
Adjustments to maintain reserves	(15)	2	(35)	(13)	(40)	(10)	(131)	80

Net equity transactions	(171,980)	(363,112)	(150,278)	(539,759)	(310,942)	(1,305,962)	(3,774,975)	650,002

Net change in contract owners’ equity	59,749	(977,263)	8,626	(855,458)	337,029	(2,772,131)	(3,866,009)	704,509
Contract owners’ equity beginning of period	1,164,046	2,141,309	1,369,506	2,224,964	2,138,144	4,910,275	9,281,870	8,577,361

Contract owners’ equity end of period	$1,223,795	1,164,046	1,378,132	1,369,506	2,475,173	2,138,144	5,415,861	9,281,870

CHANGES IN UNITS:
Beginning units	116,524	145,002	126,164	171,697	164,438	236,524	806,754	750,179
Units purchased	1,507	6,693	44,531	15,484	4,101	3,868	97,617	638,051
Units redeemed	(18,150)	(35,171)	(58,299)	(61,017)	(27,354)	(75,954)	(427,157)	(581,476)

Ending units	99,881	116,524	112,396	126,164	141,185	164,438	477,214	806,754

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMIG3		NVMMG1		SCGF		SCVF

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(29)	-	(3,875)	-	(5,123)	(8,425)	(4,904)	(4,457)
Realized gain (loss) on investments	2	-	2,034	-	(31,316)	13,720	(267,987)	(49,553)
Change in unrealized gain (loss) on investments	435	-	85,038	-	120,855	(395,787)	397,460	(412,385)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	408	-	83,197	-	84,416	(390,492)	124,569	(466,395)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	997	-	1,412	9,150	126	33,897
Transfers between funds	9,344	-	368,090	-	16,708	(85,484)	24,874	(112,460)
Redemptions (note 3)	-	-	(14,043)	-	(79,542)	(131,869)	(295,988)	(415,253)
Annuity benefits	-	-	-	-	-	-	-	(4,560)
Contract maintenance charges (note 2)	-	-	(89)	-	(57)	(86)	(304)	(434)
Contingent deferred sales charges (note 2)	-	-	(18)	-	-	(156)	(96)	(840)
Adjustments to maintain reserves	(2)	-	(16)	-	(21)	1	(7)	(27)

Net equity transactions	9,342	-	354,921	-	(61,500)	(208,444)	(271,395)	(499,677)

Net change in contract owners’ equity	9,750	-	438,118	-	22,916	(598,936)	(146,826)	(966,072)
Contract owners’ equity beginning of period	-	-	-	-	376,154	975,090	802,943	1,769,015

Contract owners’ equity end of period	$9,750	-	438,118	-	399,070	376,154	656,117	802,943

CHANGES IN UNITS:
Beginning units	-	-	-	-	51,998	71,209	56,190	82,598
Units purchased	725	-	36,885	-	3,709	1,047	2,284	3,867
Units redeemed	-	-	(1,255)	-	(11,812)	(20,258)	(21,579)	(30,275)

Ending units	725	-	35,630	-	43,895	51,998	36,895	56,190

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCF		GGTC		GGTC3		NVOLG1

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(13,277)	(12,786)	(21)	(27)	(68)	(149)	(11)	-
Realized gain (loss) on investments	(166,677)	(121,427)	(16)	(6)	(111)	(711)	1	-
Change in unrealized gain (loss) on investments	521,598	(1,168,101)	705	(1,549)	2,259	(6,618)	639	-
Reinvested capital gains	-	402,809	-	293	-	801	139	-

Net increase (decrease) in contract owners’ equity resulting from operations	341,644	(899,505)	668	(1,289)	2,080	(6,677)	768	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,452	13,584	-	-	-	-	12,065	-
Transfers between funds	(9,732)	(177,241)	-	-	3,494	10,434	-	-
Redemptions (note 3)	(121,717)	(477,450)	-	-	(98)	(28,646)	(4,444)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(270)	(340)	(5)	(4)	(8)	(9)	-	-
Contingent deferred sales charges (note 2)	(251)	(355)	-	-	-	(10)	-	-
Adjustments to maintain reserves	(27)	5	(2)	(2)	11	(1)	(5)	-

Net equity transactions	(130,545)	(641,797)	(7)	(6)	3,399	(18,232)	7,616	-

Net change in contract owners’ equity	211,099	(1,541,302)	661	(1,295)	5,479	(24,909)	8,384	-
Contract owners’ equity beginning of period	1,146,878	2,688,180	1,324	2,619	3,652	28,561	-	-

Contract owners’ equity end of period	$1,357,977	1,146,878	1,985	1,324	9,131	3,652	8,384	-

CHANGES IN UNITS:
Beginning units	88,152	125,923	682	684	505	2,002	-	-
Units purchased	1,418	1,918	-	-	347	897	1,027	-
Units redeemed	(10,982)	(39,689)	(2)	(2)	(13)	(2,394)	(379)	-

Ending units	78,588	88,152	680	682	839	505	648	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	EIF		NVRE1		ACVIG		ACVI

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(796)	2,238	50	-	22,981	10,871	9,321	(13,183)
Realized gain (loss) on investments	(33,414)	(27,237)	715	-	(103,244)	18,889	(53,125)	(56,210)
Change in unrealized gain (loss) on investments	99,804	(172,382)	544	-	149,130	(801,100)	462,275	(1,558,305)
Reinvested capital gains	-	5,580	51	-	-	183,387	-	260,752

Net increase (decrease) in contract owners’ equity resulting from operations	65,594	(191,801)	1,360	-	68,867	(587,953)	418,471	(1,366,946)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,684	4,279	-	-	1,882	3,485	-	-
Transfers between funds	45,001	(53,469)	14,684	-	(87,670)	15,836	(23,924)	(65,643)
Redemptions (note 3)	(38,360)	(157,869)	-	-	(191,301)	(460,879)	(94,785)	(806,179)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(83)	(170)	-	-	(195)	(321)	(365)	(539)
Contingent deferred sales charges (note 2)	(9)	(34)	-	-	(87)	(1,725)	-	(21)
Adjustments to maintain reserves	(8)	(11)	(7)	-	(10)	(52)	(21)	(15)

Net equity transactions	8,225	(207,274)	14,677	-	(277,381)	(443,656)	(119,095)	(872,397)

Net change in contract owners’ equity	73,819	(399,075)	16,037	-	(208,514)	(1,031,609)	299,376	(2,239,343)
Contract owners’ equity beginning of period	256,584	655,659	-	-	885,199	1,916,808	1,418,431	3,657,774

Contract owners’ equity end of period	$330,403	256,584	16,037	-	676,685	885,199	1,717,807	1,418,431

CHANGES IN UNITS:
Beginning units	37,831	60,057	-	-	114,633	160,096	177,711	249,312
Units purchased	6,909	895	2,877	-	250	4,411	-	-
Units redeemed	(6,306)	(23,121)	(1,785)	-	(39,627)	(49,874)	(14,533)	(71,601)

Ending units	38,434	37,831	1,092	-	75,256	114,633	163,178	177,711

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVI3		ACVU1		ACVV		DVSCS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$1,485	(3,676)	(322)	(686)	81,426	35,274	1,258	(883)
Realized gain (loss) on investments	(58,798)	88,042	(548)	(3,480)	(555,085)	(191,523)	(23,672)	(44,827)
Change in unrealized gain (loss) on investments	118,201	(532,664)	9,490	(27,285)	758,023	(1,210,123)	25,942	(67,049)
Reinvested capital gains	-	70,268	-	8,431	-	413,947	18,133	35,242

Net increase (decrease) in contract owners’ equity resulting from operations	60,888	(378,030)	8,620	(23,020)	284,364	(952,425)	21,661	(77,517)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,564	17,897	1,373	1,368	15,518	9,682	364	20,877
Transfers between funds	(402)	(108,025)	-	(59)	(173,713)	(139,884)	(248)	2,718
Redemptions (note 3)	(181,761)	(150,429)	(1,769)	(21,204)	(560,117)	(713,977)	(9,200)	(129,207)
Annuity benefits	-	-	-	-	(6,377)	(17,754)	-	-
Contract maintenance charges (note 2)	(50)	(78)	(6)	(16)	(621)	(821)	(71)	(66)
Contingent deferred sales charges (note 2)	-	(396)	-	(325)	(907)	(1,503)	(73)	(619)
Adjustments to maintain reserves	(8)	(17)	(7)	13	129	21	(14)	(6)

Net equity transactions	(179,657)	(241,048)	(409)	(20,223)	(726,088)	(864,236)	(9,242)	(106,303)

Net change in contract owners’ equity	(118,769)	(619,078)	8,211	(43,243)	(441,724)	(1,816,661)	12,419	(183,820)
Contract owners’ equity beginning of period	387,245	1,006,323	25,651	68,894	2,136,867	3,953,528	103,169	286,989

Contract owners’ equity end of period	$268,476	387,245	33,862	25,651	1,695,143	2,136,867	115,588	103,169

CHANGES IN UNITS:
Beginning units	39,720	56,154	3,624	5,616	165,273	219,882	10,443	19,788
Units purchased	717	1,997	178	1,244	4,421	3,817	510	4,308
Units redeemed	(19,558)	(18,431)	(194)	(3,236)	(58,394)	(58,426)	(1,461)	(13,653)

Ending units	20,879	39,720	3,608	3,624	111,300	165,273	9,492	10,443

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DSRG		DCAP		FQB		FCS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(3,552)	(7,953)	13,672	10,665	95,955	104,810	(6,775)	(55,109)
Realized gain (loss) on investments	(108,504)	(150,178)	(35,738)	20,307	(113,999)	(72,196)	(217,532)	45,299
Change in unrealized gain (loss) on investments	352,226	(364,594)	131,290	(706,859)	298,763	(225,378)	1,774,783	(4,964,337)
Reinvested capital gains	-	-	81,822	123,848	-	-	1,458	281,473

Net increase (decrease) in contract owners’ equity resulting from operations	240,170	(522,725)	191,046	(552,039)	280,719	(192,764)	1,551,934	(4,692,674)

Equity transactions:
Purchase payments received from contract owners (note 3)	9,195	1,360	12,102	2,335	7,506	9,955	42,700	42,133
Transfers between funds	(6,135)	(79,392)	(35,973)	(29,234)	225,972	(240,842)	26,854	(62,502)
Redemptions (note 3)	(148,051)	(414,548)	(226,344)	(407,071)	(661,972)	(888,043)	(970,041)	(2,396,349)
Annuity benefits	-	-	-	-	(14,366)	(15,563)	(8,852)	(22,647)
Contract maintenance charges (note 2)	(209)	(393)	(238)	(315)	(697)	(737)	(1,422)	(1,959)
Contingent deferred sales charges (note 2)	-	(1,312)	(496)	(722)	(5,898)	(798)	(861)	(1,663)
Adjustments to maintain reserves	(21)	(9)	(28)	7	38	(1,829)	90	-

Net equity transactions	(145,221)	(494,294)	(250,977)	(435,000)	(449,417)	(1,137,857)	(911,532)	(2,442,987)

Net change in contract owners’ equity	94,949	(1,017,019)	(59,931)	(987,039)	(168,698)	(1,330,621)	640,402	(7,135,661)
Contract owners’ equity beginning of period	849,808	1,866,827	1,096,900	2,083,939	1,774,898	3,105,519	5,403,668	12,539,329

Contract owners’ equity end of period	$944,757	849,808	1,036,969	1,096,900	1,606,200	1,774,898	6,044,070	5,403,668

CHANGES IN UNITS:
Beginning units	153,521	218,051	129,293	170,608	137,716	219,774	540,024	707,919
Units purchased	4,221	196	479	768	22,418	2,149	16,924	19,641
Units redeemed	(28,329)	(64,726)	(28,614)	(42,083)	(54,363)	(84,207)	(104,694)	(187,536)

Ending units	129,413	153,521	101,158	129,293	105,771	137,716	452,254	540,024

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FEIS		FGOS		FGS		FHIS

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$21,066	31,700	(3,499)	(8,369)	(55,472)	(71,114)	41,611	49,253
Realized gain (loss) on investments	(385,119)	(51,313)	(15,628)	13,850	(709,951)	(618,926)	(89,093)	(53,136)
Change in unrealized gain (loss) on investments	1,073,612	(2,779,297)	143,834	(505,021)	1,980,868	(4,687,687)	277,319	(205,088)
Reinvested capital gains	-	6,527	-	-	4,348	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	709,559	(2,792,383)	124,707	(499,540)	1,219,793	(5,377,727)	229,837	(208,971)

Equity transactions:
Purchase payments received from contract owners (note 3)	31,889	59,594	-	104	38,976	67,913	1,790	2,725
Transfers between funds	17,797	(64,538)	26,120	(53,047)	(264,286)	(189,254)	88,494	(16,001)
Redemptions (note 3)	(622,771)	(2,119,414)	(59,807)	(303,125)	(725,279)	(2,682,071)	(129,601)	(530,454)
Annuity benefits	-	-	-	-	(6,076)	(19,017)	-	-
Contract maintenance charges (note 2)	(1,088)	(1,636)	(98)	(199)	(1,501)	(2,311)	(359)	(311)
Contingent deferred sales charges (note 2)	(879)	(1,264)	-	(62)	(644)	(933)	(75)	(1,521)
Adjustments to maintain reserves	(30)	(12)	(26)	(11)	(27)	(36)	(20)	(28)

Net equity transactions	(575,082)	(2,127,270)	(33,811)	(356,340)	(958,837)	(2,825,709)	(39,771)	(545,590)

Net change in contract owners’ equity	134,477	(4,919,653)	90,896	(855,880)	260,956	(8,203,436)	190,066	(754,561)
Contract owners’ equity beginning of period	3,078,390	7,998,043	300,125	1,156,005	5,299,431	13,502,867	529,553	1,284,114

Contract owners’ equity end of period	$3,212,867	3,078,390	391,021	300,125	5,560,387	5,299,431	719,619	529,553

CHANGES IN UNITS:
Beginning units	369,965	542,801	65,920	112,503	927,408	1,227,804	67,240	120,548
Units purchased	12,784	8,806	5,801	5,867	10,778	41,232	20,493	1,468
Units redeemed	(81,663)	(181,642)	(11,945)	(52,450)	(167,199)	(341,628)	(23,279)	(54,776)

Ending units	301,086	369,965	59,776	65,920	770,987	927,408	64,454	67,240

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FOS		FOSR		FVSS		LPVCII

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$4,923	10,216	1,453	2,862	(281)	(803)	21,737	(11,624)
Realized gain (loss) on investments	(38,661)	21,865	(39,526)	(20,617)	(6,350)	(18,676)	(201,054)	(319,033)
Change in unrealized gain (loss) on investments	203,282	(926,143)	83,914	(226,879)	52,508	(71,046)	403,495	(527,386)
Reinvested capital gains	2,482	181,274	678	48,159	-	25,236	-	46,152

Net increase (decrease) in contract owners’ equity resulting from operations	172,026	(712,788)	46,519	(196,475)	45,877	(65,289)	224,178	(811,891)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	(3,022)	1,415	-	256	3,040	6,479
Transfers between funds	(27,177)	(85,682)	14,454	(18,277)	206,066	(5,442)	21,465	(71,167)
Redemptions (note 3)	(52,352)	(364,144)	(24,581)	(103,070)	(3,406)	(25,270)	(214,811)	(678,967)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(131)	(221)	(127)	(139)	(31)	(49)	(634)	(926)
Contingent deferred sales charges (note 2)	-	(8)	(42)	(66)	-	(40)	(615)	(2,111)
Adjustments to maintain reserves	(15)	(12)	(38)	(33)	(6)	(15)	(24)	(24)

Net equity transactions	(79,675)	(450,067)	(13,356)	(120,170)	202,623	(30,560)	(191,579)	(746,716)

Net change in contract owners’ equity	92,351	(1,162,855)	33,163	(316,645)	248,500	(95,849)	32,599	(1,558,607)
Contract owners’ equity beginning of period	771,537	1,934,392	206,907	523,552	53,170	149,019	1,214,252	2,772,859

Contract owners’ equity end of period	$863,888	771,537	240,070	206,907	301,670	53,170	1,246,851	1,214,252

CHANGES IN UNITS:
Beginning units	92,927	128,952	19,429	27,204	7,039	9,497	189,183	276,791
Units purchased	-	-	3,205	831	19,264	363	6,744	863
Units redeemed	(9,464)	(36,025)	(4,558)	(8,606)	(569)	(2,821)	(35,621)	(88,471)

Ending units	83,463	92,927	18,076	19,429	25,734	7,039	160,306	189,183

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SBTRP		SBVI		SBVHY		AMGP

	2009	2008	2009	2008	2009	2008	2009	2008

Investment activity:
Net investment income (loss)	$(3,514)	846	7,980	(7,369)	53,834	71,523	(416)	(3,103)
Realized gain (loss) on investments	(548,492)	(749,353)	(116,084)	114,957	(112,859)	(92,556)	6,831	56,891
Change in unrealized gain (loss) on investments	1,419,963	(1,927,967)	462,966	(1,540,109)	318,596	(322,873)	26,086	(203,194)
Reinvested capital gains	-	4,824	-	90,324	-	-	-	11,225

Net increase (decrease) in contract owners’ equity resulting from operations	867,957	(2,671,650)	354,862	(1,342,197)	259,571	(343,906)	32,501	(138,181)

Equity transactions:
Purchase payments received from contract owners (note 3)	20,551	23,297	6,630	8,268	34,284	2,776	97	2,978
Transfers between funds	(19,477)	(349,753)	(17,041)	(186,212)	7,235	(174,840)	(1,290)	(1,841)
Redemptions (note 3)	(672,688)	(2,234,332)	(462,080)	(868,107)	(202,987)	(664,706)	(57,979)	(158,749)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,101)	(1,681)	(570)	(686)	(239)	(307)	(49)	(105)
Contingent deferred sales charges (note 2)	(673)	(2,515)	(578)	(842)	(154)	(111)	-	(215)
Adjustments to maintain reserves	(47)	5	(45)	(17)	(10)	(7)	(23)	(21)

Net equity transactions	(673,435)	(2,564,979)	(473,684)	(1,047,596)	(161,871)	(837,195)	(59,244)	(157,953)

Net change in contract owners’ equity	194,522	(5,236,629)	(118,822)	(2,389,793)	97,700	(1,181,101)	(26,743)	(296,134)
Contract owners’ equity beginning of period	3,762,993	8,999,622	2,021,351	4,411,144	580,638	1,761,739	190,697	486,831

Contract owners’ equity end of period	$3,957,515	3,762,993	1,902,529	2,021,351	678,338	580,638	163,954	190,697

CHANGES IN UNITS:
Beginning units	633,084	946,802	208,194	288,388	51,620	106,828	20,135	31,805
Units purchased	7,822	3,743	742	779	4,158	230	10	227
Units redeemed	(118,906)	(317,461)	(49,308)	(80,973)	(16,461)	(55,438)	(6,606)	(11,897)

Ending units	522,000	633,084	159,628	208,194	39,317	51,620	13,539	20,135

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMCG		AMTP		AMSRS		OVGR
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(14,531)	(27,980)	5,108	(5,895)	53	241	(28,481)	(54,622)
Realized gain (loss) on investments	(64,117)	35,215	(71,221)	23,461	(7,372)	70	(108,799)	69,330
Change in unrealized gain (loss) on investments	346,231	(1,079,264)	199,091	(532,567)	11,532	(14,537)	1,080,449	(2,403,585)
Reinvested capital gains	-	-	49,095	102,278	-	1,988	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	267,583	(1,072,029)	182,073	(412,723)	4,213	(12,238)	943,169	(2,388,877)

Equity transactions:
Purchase payments received from contract owners (note 3)	7,996	8,046	16,661	268	-	3,911	29,812	56,010
Transfers between funds	(27,018)	(70,981)	17,974	10,541	(5,864)	(98)	(52,646)	(209,695)
Redemptions (note 3)	(359,937)	(387,917)	(59,660)	(129,426)	(7,994)	(808)	(369,482)	(1,541,714)
Annuity benefits	-	-	-	-	-	-	(6,486)	(10,446)
Contract maintenance charges (note 2)	(354)	(500)	(32)	(64)	-	-	(1,040)	(1,746)
Contingent deferred sales charges (note 2)	(221)	(337)	(39)	(591)	-	-	(483)	(2,085)
Adjustments to maintain reserves	(9)	(25)	(14)	(8)	5	11	40	(72)

Net equity transactions	(379,543)	(451,714)	(25,110)	(119,280)	(13,853)	3,016	(400,285)	(1,709,748)

Net change in contract owners’ equity	(111,960)	(1,523,743)	156,963	(532,003)	(9,640)	(9,222)	542,884	(4,098,625)
Contract owners’ equity beginning of period	1,234,251	2,757,994	344,678	876,681	18,652	27,874	2,432,157	6,530,782

Contract owners’ equity end of period	$1,122,291	1,234,251	501,641	344,678	9,012	18,652	2,975,041	2,432,157

CHANGES IN UNITS:
Beginning units	142,153	177,362	43,622	52,079	2,210	1,972	340,114	490,044
Units purchased	900	7,635	4,693	801	14	328	6,019	11,417
Units redeemed	(43,437)	(42,844)	(7,060)	(9,258)	(1,401)	(90)	(53,468)	(161,347)

Ending units	99,616	142,153	41,255	43,622	823	2,210	292,665	340,114

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGI		OVAG		VWEMR		VWEM
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$17,626	13,754	(19,714)	(37,123)	(1,621)	(6,097)	(4,335)	(10,077)
Realized gain (loss) on investments	(182,479)	16,057	(77,458)	(21,377)	(236,411)	(186,019)	(28,991)	(128,410)
Change in unrealized gain (loss) on investments	868,244	(2,809,086)	482,949	(1,489,547)	318,110	(429,614)	260,446	(851,349)
Reinvested capital gains	-	380,246	-	-	4,543	263,918	22,309	393,996

Net increase (decrease) in contract owners’ equity resulting from operations	703,391	(2,399,029)	385,777	(1,548,047)	84,621	(357,812)	249,429	(595,840)

Equity transactions:
Purchase payments received from contract owners (note 3)	31,266	30,061	27,373	30,628	-	1,587	-	-
Transfers between funds	(82,809)	(119,694)	(7,083)	(403,798)	66,361	(76,270)	(5,997)	(122,567)
Redemptions (note 3)	(578,059)	(1,753,235)	(141,057)	(673,224)	(109,329)	(146,913)	(6,580)	(215,724)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(992)	(1,370)	(518)	(732)	(64)	(66)	(62)	(102)
Contingent deferred sales charges (note 2)	(1,333)	(1,243)	(185)	(380)	-	(16)	-	(2)
Adjustments to maintain reserves	(38)	(8)	(35)	(20)	(13)	(10)	(16)	(6)

Net equity transactions	(631,965)	(1,845,489)	(121,505)	(1,047,526)	(43,045)	(221,688)	(12,655)	(338,401)

Net change in contract owners’ equity	71,426	(4,244,518)	264,272	(2,595,573)	41,576	(579,500)	236,774	(934,241)
Contract owners’ equity beginning of period	3,197,488	7,442,006	1,337,613	3,933,186	152,678	732,178	232,071	1,166,312

Contract owners’ equity end of period	$3,268,914	3,197,488	1,601,885	1,337,613	194,254	152,678	468,845	232,071

CHANGES IN UNITS:
Beginning units	451,093	636,940	252,007	372,119	14,358	23,930	17,574	30,670
Units purchased	3,884	3,884	6,936	5,241	8,302	2,978	-	-
Units redeemed	(90,384)	(189,731)	(28,122)	(125,353)	(13,978)	(12,550)	(683)	(13,096)

Ending units	364,593	451,093	230,821	252,007	8,682	14,358	16,891	17,574

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	VWHAR		VWHA		SGRF		JPMCVP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$(2,903)	(4,582)	(459)	(1,935)	(1,579)	(10,213)	896	(198)
Realized gain (loss) on investments	(11,540)	(51,049)	(3,862)	88,253	(123,116)	(167,776)	(26,813)	(10,282)
Change in unrealized gain (loss) on investments	114,150	(243,837)	22,252	(173,312)	136,455	(244,663)	24,153	(33,506)
Reinvested capital gains	1,064	58,007	246	36,780	-	-	97	7,212

Net increase (decrease) in contract owners’ equity resulting from operations	100,771	(241,461)	18,177	(50,214)	11,760	(422,652)	(1,667)	(36,774)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	16,335	3,650	-	-
Transfers between funds	60,785	140,446	-	-	(391,133)	(117,976)	(43,618)	-
Redemptions (note 3)	(11,987)	(100,759)	(10,175)	(166,918)	(20,332)	(154,774)	(1,462)	(31,963)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(56)	(44)	-	-	(35)	(157)	(8)	(18)
Contingent deferred sales charges (note 2)	-	(17)	-	-	-	(38)	-	(272)
Adjustments to maintain reserves	(39)	21	(28)	11	(7)	(28)	(8)	(5)

Net equity transactions	48,703	39,647	(10,203)	(166,907)	(395,172)	(269,323)	(45,096)	(32,258)

Net change in contract owners’ equity	149,474	(201,814)	7,974	(217,121)	(383,412)	(691,975)	(46,763)	(69,032)
Contract owners’ equity beginning of period	172,079	373,893	39,791	256,912	383,412	1,075,387	46,763	115,795

Contract owners’ equity end of period	$321,553	172,079	47,765	39,791	-	383,412	-	46,763

CHANGES IN UNITS:
Beginning units	9,873	11,401	1,699	5,827	71,928	107,189	4,980	8,121
Units purchased	2,640	8,468	-	-	3,141	2,347	-	-
Units redeemed	(642)	(9,996)	(386)	(4,128)	(75,069)	(37,608)	(4,980)	(3,141)

Ending units	11,871	9,873	1,313	1,699	-	71,928	-	4,980

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WGIP
	2009	2008
Investment activity:
Net investment income (loss)	$1,314	466
Realized gain (loss) on investments	(19,492)	(944)
Change in unrealized gain (loss) on investments	22,719	(16,161)
Reinvested capital gains	-	2,850

Net increase (decrease) in contract owners’ equity resulting from operations	4,541	(13,789)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-
Transfers between funds	(26,820)	-
Redemptions (note 3)	(531)	(1,130)
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	(1)	11

Net equity transactions	(27,352)	(1,119)

Net change in contract owners’ equity	(22,811)	(14,908)
Contract owners’ equity beginning of period	22,811	37,719

Contract owners’ equity end of period	$-	22,811

CHANGES IN UNITS:
Beginning units	2,623	2,729
Units purchased	-	-
Units redeemed	(2,623)	(106)

Ending units	-	2,623

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 8

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

CREDIT SUISSE ASSET MANAGEMENT

U.S. Equity Flex I Portfolio (WSCP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JANUS FUNDS

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Series - Initial Class (MEGS)*

Total Return Series - Initial Class (MTRS)*

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

Mid Cap Growth Portfolio - class I (MSVMG)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)*

Federated NVIT High Income Bond Fund - Class I (HIBF)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)*

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Growth Fund - Class I (CAF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi - Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi - Manager Large Cap Growth Fund - Class I (NVMLG1)*

NVIT Multi - Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi - Manager Mid Cap Value Fund - Class II (NVMMV2)*

NVIT Multi - Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi - Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi - Manager Small Company Fund - Class I (SCF)

NVIT Technology & Communications Fund - Class I (GGTC)

NVIT Technology & Communications Fund - Class III (GGTC3)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

Portfolios of the American Century Variable Portfolios, Inc.

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

Portfolios of the Dreyfus Investment Portfolios

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

Portfolios of the Federated Insurance Series

Clover Value Fund II - Primary Shares (FALF)*

High Income Bond Fund II - Primary Shares (FHIB)*

Quality Bond Fund II - Primary Shares (FQB)

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

Equity - Income Portfolio - Initial Class (FEIP)*

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Equity - Income Portfolio - Service Class (FEIS)

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - Overseas Portfolio - Initial Class (FOP)*

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Legg Mason Partners Variable Equity Trust

ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)

ClearBridge Variable Fundamental Value Portfolio - Class I (SBTRP)

ClearBridge Variable Investors Portfolio - Class I (SBVI)

Legg Mason Partners Variable Income Trust

Western Asset Variable Global High Yield Bond Portfolio - Class I (SBVHY)

Portfolios of the Neuberger Berman Advisers Management Trust

Guardian Portfolio - I Class Shares (AMGP)

Mid - Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio - I Class Shares (AMTP)

Socially Responsive Portfolio - I Class Shares (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA - Non - Service Shares (OVGR)

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8 NOTES TO FINANCIAL STATEMENTS

Global Securities Fund/VA - Non-Service Shares (OVGS)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

MidCap Fund/VA - Non-Service Shares (OVAG)

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

*	At December 31, 2009, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity for premiums applied and subsequently reversed and related gain realized by the contract owner, or a realized gain resulting from transfers made into and out of the fund within the current period, if applicable.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8 NOTES TO FINANCIAL STATEMENTS

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 8 Options	America’s Vision	America’s Vision Plus
Variable Account Charges - Recurring	1.40%	1.40%
Beneficiary Protector Option	-	0.40%
Upon annuitant death, in addition to any death benefit pyable, an additional amount will be credited

Maximum Variable Account Charges*	1.40%	1.80%
*	When maximum options are elected.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2009.

	Total	WSCP	JPMMV1	JACAS	JAGTS2	JAGTS	JAIGS2	JAIGS

1.4%	$969,121	$97	$727	$13,728	$613	$5,168	$7,908	$14,384
1.8%	2,431	-	-	205	-	-	-	-

Totals	$971,552	$97	$727	$13,933	$613	$5,168	$7,908	$14,384

	MSEM	MSVRE	HIBF	GEM3	GIG	GIG3	GEF	GEF3

1.4%	$390	$9,115	$4,143	$4,481	$115	$1,227	$2,769	$858
1.8%	-	-	-	-	-	-	-	-

	$390	$9,115	$4,143	$4,481	$115	$1,227	$2,769	$858

	NVNMO1	NVCBD1	TRF	GBF	CAF	GVIDA	GVIDC	GVIDM

1.4%	$138	$4	$27,165	$69,739	$3,923	$2,401	$14,799	$25,939
1.8%	-	-	266	112	-	-	-	-

	$138	$4	$27,431	$69,851	$3,923	$2,401	$14,799	$25,939

	GVDMA	GVDMC	MCIF	SAM	NVMIG3	NVMMG1	SCGF	SCVF

1.4%	$15,909	$18,511	$29,987	$94,804	$29	$3,875	$5,123	$8,158
1.8%	-	-	86	-	-	-	-	-

	$15,909	$18,511	$30,073	$94,804	$29	$3,875	$5,123	$8,158

	SCF	GGTC	GGTC3	NVOLG1	EIF	NVRE1	ACVIG	ACVI

1.4%	$16,406	$21	$68	$19	$3,780	$78	$9,550	$20,822
1.8%	-	-	-	-	-	-	-	-

	$16,406	$21	$68	$19	$3,780	$78	$9,550	$20,822

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8 NOTES TO FINANCIAL STATEMENTS

	ACVI3	ACVU1	ACVV	DVSCS	DSRG	DCAP	FQB	FPR

1.4%	$3,297	$403	$25,547	$1,417	$12,060	$14,292	$23,324	$15
1.8%	-	-	85	-	-	77	89	-

	$3,297	$403	$25,632	$1,417	$12,060	$14,369	$23,413	$15

	FCS	FEIS	FGOS	FGS	FHIS	FOS	FOSR	FVSS

1.4%	$74,865	$40,403	$4,765	$71,827	$9,379	$10,745	$2,913	$1,480
1.8%	210	452	-	236	78	-	-	-

	$75,075	$40,855	$4,765	$72,063	$9,457	$10,745	$2,913	$1,480

	LPVCII	SBTRP	SBVI	SBVHY	AMGP	AMCG	AMTP	AMSRS

1.4%	$16,459	$50,339	$25,332	$8,693	$2,059	$14,531	$5,944	$235
1.8%	63	243	-	-	-	-	-	-

	$16,522	$50,582	$25,332	$8,693	$2,059	$14,531	$5,944	$235

	OVGR	OVGI	OVAG	VWEMR	VWEM	VWHAR	VWHA	SGRF

1.4%	$37,009	$42,536	$19,631	$1,733	$4,887	$3,440	$583	$1,579
1.8%	70	76	83	-	-	-	-	-

	$37,079	$42,612	$19,714	$1,733	$4,887	$3,440	$583	$1,579

	JPMCVP	WGIP

1.4%	$180	$248
1.8%	-	-

	$180	$248

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2009 and 2008, total transfers to the Account from the fixed account were $935,507 and $898,594, respectively, and total transfers from the Account to the fixed account were $3,998,571 and $4,713,649, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $211,199 and $117,178 to the account in the form of additional premium to contract owner accounts for the years ended December 31, 2009 and 2008, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$73,346,231	0	$73,346,231

Accounts Payable of $510 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
U.S. Equity Flex I Portfolio (WSCP)	$26,823	$263
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	74,260	633
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	64,849	233,488
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	24,110	8,168
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	0	108,524
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	172,712	492,200
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	33,753	157,339
Emerging Markets Debt Portfolio - Class I (MSEM)	2,039	18,645
U.S. Real Estate Portfolio - Class I (MSVRE)	23,661	382,623
Federated NVIT High Income Bond Fund - Class I (HIBF)	41,547	733,330
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	146,061	109,417
Gartmore NVIT International Equity Fund - Class I (GIG)	93	486
Gartmore NVIT International Equity Fund - Class III (GIG3)	941	44,634
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)	2,080	28,884
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	630	36,833
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	109,369	81,753
NVIT Core Bond Fund - Class I (NVCBD1)	2,539	4
NVIT Fund - Class I (TRF)	34,556	692,114
NVIT Government Bond Fund - Class I (GBF)	1,017,052	1,936,386
NVIT Growth Fund - Class I (CAF)	1,578	67,238
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	11,828	553,298
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	221,880	430,151
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	135,221	567,245
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	76,509	284,411
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	101,215	274,999
NVIT Mid Cap Index Fund - Class I (MCIF)	126,259	444,473
NVIT Money Market Fund - Class I (SAM)	884,991	4,750,852

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8 NOTES TO FINANCIAL STATEMENTS

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)		9,344	27
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)		368,685	15,576
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)		27,442	125,368
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)		34,609	578,898
NVIT Multi-Manager Small Company Fund - Class I (SCF)		18,825	329,308
NVIT Technology & Communications Fund - Class I (GGTC)		0	43
NVIT Technology & Communications Fund - Class III (GGTC3)		3,474	270
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)		7,767	18
Van Kampen NVIT Comstock Value Fund - Class I (EIF)		56,119	82,103
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)		34,008	18,508
VP Income & Growth Fund - Class I (ACVIG)		32,756	390,406
VP International Fund - Class I (ACVI)		30,143	193,043
VP International Fund - Class III (ACVI3)		16,359	253,330
VP Ultra(R) Fund - Class I (ACVU1)		1,406	2,686
VP Value Fund - Class I (ACVV)		149,028	1,348,927
Small Cap Stock Index Portfolio - Service Shares (DVSCS)		27,776	41,291
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)		22,838	280,112
Appreciation Portfolio - Initial Shares (DCAP)		110,676	301,883
Quality Bond Fund II - Primary Shares (FQB)		409,374	876,907
VIP Fund - Contrafund Portfolio - Service Class (FCS)		162,746	1,297,306
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)		115,072	1,054,198
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)		23,553	76,474
VIP Fund - Growth Portfolio - Service Class (FGS)		41,916	1,761,870
VIP Fund - High Income Portfolio - Service Class (FHIS)		225,270	312,513
VIP Fund - Overseas Portfolio - Service Class (FOS)		18,150	129,061
VIP Fund - Overseas Portfolio - Service Class R (FOSR)		36,993	87,745
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)		209,842	13,851
ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)		72,685	443,572
ClearBridge Variable Fundamental Value Portfolio - Class I (SBTRP)		62,278	1,287,709
ClearBridge Variable Investors Portfolio - Class I (SBVI)		37,196	618,954
Western Asset Variable Global High Yield Bond Portfolio - Class I (SBVHY)		116,872	337,767
Guardian Portfolio - I Class Shares (AMGP)		1,664	54,476
Mid-Cap Growth Portfolio - I Class Shares (AMCG)		2,008	460,203
Partners Portfolio- I Class Shares (AMTP)		106,996	149,119
Socially Responsive Portfolio - I Class Shares (AMSRS)		419	21,603
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)		32,599	570,314
Main Street Fund(R)/VA - Non-Service Shares (OVGI)		71,777	868,580
MidCap Fund/VA - Non-Service Shares (OVAG)		8,117	226,779
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)		153,657	430,183
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)		22,861	46,523
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)		62,298	26,944
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)		370	14,631
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)		530	520,402
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)		1,174	72,093
U.S. Equity Flex II Portfolio (obsolete) (WGIP)		1,562	47,096

	Total	$6,285,790	$28,207,061

(5) Financial Highlights

The Company offers two variable annuity products through the Account, one of which provides an optional feature and associated fee that is assessed to the contract owner. The election of this feature results in an increase to the contract expense rate. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2009. The information is presented as a range of minimum to maximum values based up on whether the option was elected and utilized as of the balance sheet date. The unit fair values and total returns associated with these two contract expense rates are also disclosed as a range below.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
U.S. Equity Flex I Portfolio (WSCP)
2009	1.40%			2,665	$10.84			$28,885	0.00%	8.38%
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2009	1.40%			7,906	11.73			92,730	0.00%	24.92%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2009	1.40%	to	1.80%	115,171	9.31	to	11.69	1,074,858	0.01%	43.97%	to	43.39%
2008	1.40%	to	1.80%	145,502	6.47	to	8.15	942,783	0.01%	-45.09%	to	-45.31%
2007	1.40%	to	1.80%	201,817	11.78	to	14.9	2,380,341	0.16%	34.71%	to	34.16%
2006	1.40%	to	1.80%	285,849	8.74	to	11.11	2,501,664	0.14%	7.59%	to	7.16%
2005	1.40%	to	1.80%	314,433	8.12	to	10.37	2,557,475	0.01%	10.99%	to	10.54%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2009	1.40%			4,934	12.29			60,619	0.00%	54.9%
2008	1.40%			3,064	7.93			24,303	0.09%	-44.68%
2007	1.40%			3,085	14.34			44,235	0.32%	20.04%
2006	1.40%			3,489	11.94			41,676	0.00%	6.43%
2005	1.40%			3,443	11.22			38,641	0.00%	9.77%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2009	1.40%			103,529	4.11			425,982	0.00%	54.7%
2008	1.40%			125,001	2.66			332,472	0.08%	-44.76%
2007	1.40%			161,814	4.81			779,091	0.31%	19.99%
2006	1.40%			210,813	4.01			845,943	0.00%	6.32%
2005	1.40%			243,006	3.77			917,140	0.00%	9.99%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2009	1.40%			23,977	23.76			569,661	0.42%	76.57%
2008	1.40%			32,703	13.46			440,068	2.66%	-52.88%
2007	1.40%			32,485	28.56			927,720	0.50%	26.27%
2006	1.40%			30,190	22.62			682,799	2.11%	44.65%
2005	1.40%			24,096	15.64			376,756	1.05%	30.18%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2009	1.40%			87,200	13.56			1,182,511	0.41%	76.57%
2008	1.40%			107,536	7.68			825,917	1.02%	-52.9%
2007	1.40%			173,906	16.31			2,835,769	0.44%	26.22%
2006	1.40%			224,260	12.92			2,897,268	1.85%	44.58%
2005	1.40%			266,171	8.94			2,378,376	1.02%	30.1%
Emerging Markets Debt Portfolio - Class I (MSEM)
2009	1.40%			809	27.19			21,998	7.30%	28.39%
2008	1.40%			1,466	21.18			31,049	5.79%	-16.17%
2007	1.40%			3,770	25.26			95,246	6.65%	5.03%
2006	1.40%			4,548	24.05			109,395	8.46%	9.26%
2005	1.40%			5,697	22.01			125,419	8.41%	10.68%
U.S. Real Estate Portfolio - Class I (MSVRE)
2009	1.40%			33,215	23.83			791,531	3.19%	26.56%
2008	1.40%			39,261	18.83			739,286	3.37%	-38.77%
2007	1.40%			52,917	30.75			1,627,283	1.16%	-18.24%
2006	1.40%			71,940	37.61			2,705,768	1.15%	36.12%
2005	1.40%			83,673	27.63			2,311,983	1.29%	15.42%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Federated NVIT High Income Bond Fund - Class I (HIBF)
2009	1.40%			21,012	$14.52			$305,164	8.49%	43.96%
2008	1.40%			64,035	10.09			646,032	8.87%	-29%
2007	1.40%			79,369	14.21			1,127,764	9.54%	1.68%
2006	1.40%			54,324	13.97			759,120	7.68%	9.06%
2005	1.40%			64,334	12.81			824,322	7.61%	0.95%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2009	1.40%			18,346	24.66			452,457	1.29%	61.2%
2008	1.40%			13,819	15.3			211,426	1.05%	-58.42%
2007	1.40%			20,688	36.8			761,263	0.69%	43.5%
2006	1.40%			18,628	25.64			477,668	0.74%	34.74%
2005	1.40%			17,807	19.03			338,892	0.58%	30.8%
Gartmore NVIT International Equity Fund - Class I (GIG)
2009	1.40%			932	10.49			9,775	1.12%	27.91%
2008	1.40%			983	8.2			8,061	1.39%	-46.81%
2007	1.40%			1,030	15.42			15,880	0.39%	25.36%
2006	1.40%			1,072	12.3			13,185	1.12%	31.11%
2005	1.40%			1,118	9.38			10,488	0.96%	28.39%
Gartmore NVIT International Equity Fund - Class III (GIG3)
2009	1.40%			5,931	16.76			99,389	1.07%	27.86%
2008	1.40%			7,691	13.11			100,802	1.11%	-46.8%
2007	1.40%			14,533	24.63			358,015	0.46%	25.36%
2006	1.40%			17,615	19.65			346,155	1.22%	31.1%
2005	1.40%			16,265	14.99			243,812	1.21%	28.36%
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
2009	1.40%			21,966	10.36			227,636	1.05%	23.25%
2008	1.40%			24,085	8.41			202,495	0.70%	-45.12%
2007	1.40%			33,398	15.32			511,674	0.35%	18.21%
2006	1.40%			61,664	12.96			799,176	0.83%	24.12%
2005	1.40%			80,157	10.44			836,943	0.91%	17.67%
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2009	1.40%			3,547	18.06			64,051	1.02%	23.25%
2008	1.40%			4,793	14.65			70,225	0.59%	-45.11%
2007	1.40%			10,842	26.69			289,389	0.47%	18.25%
2006	1.40%			13,938	22.57			314,600	0.89%	24.06%
2005	1.40%			16,451	18.19			299,320	0.74%	17.67%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2009	1.40%			2,164	13.32			28,835	0.10%	33.25%
NVIT Core Bond Fund - Class I (NVCBD1)
2009	1.40%			236	10.46			2,468	1.26%	4.57%
NVIT Fund - Class I (TRF)
2009	1.40%	to	1.80%	228,796	9.12	to	9.01	2,086,719	1.33%	24.33%	to	23.83%
2008	1.40%	to	1.80%	289,598	7.34	to	7.28	2,124,296	1.35%	-42.37%	to	-42.61%
2007	1.40%	to	1.80%	418,780	12.73	to	12.68	5,331,025	1.03%	6.66%	to	6.22%
2006	1.40%	to	1.80%	647,330	11.94	to	11.94	7,726,147	1.05%	12.04%	to	11.59%
2005	1.40%	to	1.80%	766,698	10.65	to	10.7	8,167,469	0.89%	5.94%	to	5.51%
NVIT Government Bond Fund - Class I (GBF)
2009	1.40%	to	1.80%	313,063	15.4	to	13.29	4,819,729	3.33%	1.25%	to	0.84%
2008	1.40%	to	1.80%	382,890	15.21	to	13.18	5,822,009	4.09%	6.21%	to	5.78%
2007	1.40%	to	1.80%	575,308	14.32	to	12.46	8,236,653	4.38%	5.65%	to	5.22%
2006	1.40%	to	1.80%	866,835	13.55	to	11.84	11,747,092	4.00%	1.9%	to	1.49%
2005	1.40%	to	1.80%	986,336	13.3	to	11.67	13,117,500	3.67%	1.82%	to	1.41%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
NVIT Growth Fund - Class I (CAF)
2009	1.40%			55,242	$5.42			$299,548	0.56%	31.6%
2008	1.40%			66,745	4.12			275,011	0.26%	-39.57%
2007	1.40%			91,019	6.82			620,557	0.16%	17.86%
2006	1.40%			161,590	5.78			934,739	0.05%	4.69%
2005	1.40%			185,920	5.53			1,027,342	0.08%	5.01%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	1.40%			5,743	12.03			69,079	0.87%	25.42%
2008	1.40%			37,891	9.59			363,379	2.08%	-37.73%
2007	1.40%			37,830	15.4			582,603	2.13%	4.47%
2006	1.40%			43,676	14.74			643,874	2.06%	15.24%
2005	1.40%			50,055	12.79			640,346	1.70%	6.42%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2009	1.40%			88,182	12.02			1,060,358	1.86%	7.56%
2008	1.40%			103,509	11.18			1,157,205	3.39%	-7.34%
2007	1.40%			121,780	12.07			1,469,295	3.42%	3.9%
2006	1.40%			126,499	11.61			1,468,971	2.93%	4.68%
2005	1.40%			142,059	11.09			1,575,881	2.82%	1.86%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	1.40%			160,995	12.19			1,962,338	1.53%	17.47%
2008	1.40%			194,274	10.38			2,015,847	2.73%	-24.27%
2007	1.40%			247,024	13.7			3,384,735	2.68%	4.17%
2006	1.40%			287,318	13.15			3,779,167	2.43%	9.8%
2005	1.40%			280,500	11.98			3,360,237	2.24%	3.87%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	1.40%			99,881	12.25			1,223,795	1.31%	22.65%
2008	1.40%			116,524	9.99			1,164,046	2.41%	-32.35%
2007	1.40%			145,002	14.77			2,141,309	2.17%	4.66%
2006	1.40%			195,073	14.11			2,752,563	2.19%	12.94%
2005	1.40%			181,853	12.49			2,271,993	2.08%	5.58%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2009	1.40%			112,396	12.26			1,378,132	1.74%	12.96%
2008	1.40%			126,164	10.85			1,369,506	3.03%	-16.23%
2007	1.40%			171,697	12.96			2,224,964	2.83%	4.37%
2006	1.40%			205,910	12.42			2,556,610	2.74%	6.91%
2005	1.40%			235,597	11.61			2,736,167	2.68%	3.03%
NVIT Mid Cap Index Fund - Class I (MCIF)
2009	1.40%	to	1.80%	141,185	17.55	to	12.85	2,475,173	0.98%	34.84%	to	34.29%
2008	1.40%	to	1.80%	164,438	13.01	to	9.57	2,138,144	1.21%	-37.35%	to	-37.61%
2007	1.40%	to	1.80%	236,524	20.77	to	15.33	4,910,275	1.40%	6.05%	to	5.61%
2006	1.40%	to	1.80%	385,488	19.59	to	14.52	7,548,052	1.14%	8.36%	to	7.92%
2005	1.40%	to	1.80%	451,122	18.08	to	13.45	8,152,420	1.00%	10.53%	to	10.09%
NVIT Money Market Fund - Class I (SAM)
2009	1.40%			477,214	11.35			5,415,861	0.05%	-1.36%
2008	1.40%			806,754	11.51			9,281,870	1.98%	0.62%
2007	1.40%			750,179	11.43			8,577,361	4.79%	3.32%
2006	1.40%			805,231	11.07			8,911,170	4.32%	3.07%
2005	1.40%			814,547	10.74			8,745,701	2.63%	1.23%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2009	1.40%	725	$13.45	$9,750	0.00%	34.48%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2009	1.40%	35,630	12.3	438,118	0.00%	22.96%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2009	1.40%	43,895	9.09	399,070	0.00%	25.68%
2008	1.40%	51,998	7.23	376,154	0.00%	-47.17%
2007	1.40%	71,209	13.69	975,090	0.00%	8.21%
2006	1.40%	91,311	12.65	1,155,536	0.00%	1.77%
2005	1.40%	123,772	12.44	1,539,150	0.00%	6.58%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2009	1.40%	36,895	17.78	656,117	0.55%	24.45%
2008	1.40%	56,190	14.29	802,943	1.05%	-33.1%
2007	1.40%	82,598	21.36	1,764,384	1.03%	-8.21%
2006	1.40%	134,121	23.27	3,121,058	0.44%	15.66%
2005	1.40%	161,314	20.12	3,245,703	0.07%	1.63%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2009	1.40%	78,588	17.28	1,357,977	0.27%	32.82%
2008	1.40%	88,152	13.01	1,146,878	0.75%	-39.06%
2007	1.40%	125,923	21.35	2,688,180	0.08%	0.69%
2006	1.40%	189,550	21.2	4,018,570	0.10%	10.47%
2005	1.40%	242,039	19.19	4,644,859	0.00%	10.75%
NVIT Technology & Communications Fund - Class I (GGTC)
2009	1.40%	680	2.92	1,985	0.00%	50.33%
2008	1.40%	682	1.94	1,324	0.00%	-49.29%
2007	1.40%	684	3.83	2,619	0.00%	18.4%
2006	1.40%	701	3.23	2,267	0.00%	9.62%
2005	1.40%	703	2.95	2,074	0.00%	-1.91%
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	1.40%	839	10.87	9,131	0.00%	50.31%
2008	1.40%	505	7.23	3,652	0.00%	-49.31%
2007	1.40%	2,002	14.27	28,561	0.00%	18.49%
2006	1.40%	529	12.04	6,369	0.00%	9.53%
2005	1.40%	530	10.99	5,826	0.00%	-1.9%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2009	1.40%	648	12.94	8,384	0.10%	29.38%	*
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2009	1.40%	38,434	8.6	330,403	1.11%	26.75%
2008	1.40%	37,831	6.78	256,584	1.89%	-37.87%
2007	1.40%	60,057	10.92	655,659	1.83%	-3.59%
2006	1.40%	104,599	11.32	1,184,497	1.67%	14.29%
2005	1.40%	118,612	9.91	1,175,268	1.64%	2.79%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2009	1.40%	1,092	14.69	16,037	0.80%	46.86%
VP Income & Growth Fund - Class I (ACVIG)
2009	1.40%	75,256	8.99	676,685	4.75%	16.44%
2008	1.40%	114,633	7.72	885,199	2.15%	-35.5%
2007	1.40%	160,096	11.97	1,916,808	2.10%	-1.47%
2006	1.40%	229,072	12.15	2,783,682	1.83%	15.45%
2005	1.40%	255,347	10.53	2,687,651	1.94%	3.17%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
VP International Fund - Class I (ACVI)
2009	1.40%			163,178	$10.53			$1,717,807	2.04%	31.89%
2008	1.40%			177,711	7.98			1,418,431	0.87%	-45.6%
2007	1.40%			249,312	14.67			3,657,774	0.79%	16.4%
2006	1.40%			397,165	12.6			5,006,209	1.64%	23.28%
2005	1.40%			482,505	10.22			4,933,391	1.13%	11.67%
VP International Fund - Class III (ACVI3)
2009	1.40%			20,879	12.86			268,476	1.97%	31.89%
2008	1.40%			39,720	9.75			387,245	0.86%	-45.6%
2007	1.40%			56,154	17.92			1,006,323	0.69%	16.4%
2006	1.40%			59,602	15.4			917,660	1.53%	23.28%
2005	1.40%			58,170	12.49			726,484	0.98%	11.52%
VP Ultra(R) Fund - Class I (ACVU1)
2009	1.40%			3,608	9.39			33,862	0.28%	32.6%
2008	1.40%			3,624	7.08			25,651	0.00%	-42.3%
2007	1.40%			5,616	12.27			68,894	0.00%	19.31%
2006	1.40%			4,734	10.28			48,674	0.00%	-4.63%
2005	1.40%			5,418	10.78			58,409	0.00%	0.74%
VP Value Fund - Class I (ACVV)
2009	1.40%	to	1.80%	111,300	15.24	to	12.39	1,695,143	5.79%	18.19%	to	17.71%
2008	1.40%	to	1.80%	165,273	12.9	to	10.52	2,130,331	2.55%	-27.8%	to	-28.1%
2007	1.40%	to	1.80%	219,882	17.86	to	14.63	3,926,114	1.76%	-6.47%	to	-6.86%
2006	1.40%	to	1.80%	319,026	19.1	to	15.71	6,091,392	1.36%	17%	to	16.52%
2005	1.40%	to	1.80%	370,634	16.32	to	13.48	6,048,877	0.85%	3.57%	to	3.15%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	1.40%			9,492	12.18			115,588	2.64%	23.28%
2008	1.40%			10,443	9.88			103,169	0.96%	-31.88%
2007	1.40%			19,788	14.5			286,989	0.42%	-2.05%
2006	1.40%			34,748	14.81			514,522	0.43%	12.81%
2005	1.40%			39,040	13.13			512,416	0.00%	5.74%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2009	1.40%			129,413	7.3			944,757	1.00%	31.88%
2008	1.40%			153,521	5.54			849,808	0.79%	-35.34%
2007	1.40%			218,051	8.56			1,866,827	0.58%	6.27%
2006	1.40%			325,427	8.06			2,621,778	0.11%	7.68%
2005	1.40%			373,735	7.48			2,796,316	0.00%	2.17%
Appreciation Portfolio - Initial Shares (DCAP)
2009	1.40%	to	1.80%	101,158	10.26	to	9.46	1,036,969	2.75%	20.84%	to	20.35%
2008	1.40%	to	1.80%	129,293	8.49	to	7.86	1,096,900	2.06%	-30.54%	to	-30.82%
2007	1.40%	to	1.80%	170,608	12.22	to	11.37	2,083,939	1.77%	5.62%	to	5.19%
2006	1.40%	to	1.80%	268,085	11.57	to	10.81	3,100,491	1.58%	14.85%	to	14.39%
2005	1.40%	to	1.80%	328,839	10.07	to	9.45	3,311,455	0.02%	2.92%	to	2.5%
Quality Bond Fund II - Primary Shares (FQB)
2009	1.40%	to	1.80%	105,771	15.19	to	13.2	1,606,200	7.01%	18.75%	to	18.27%
2008	1.40%	to	1.80%	137,716	12.79	to	11.16	1,761,283	5.63%	-8.59%	to	-8.96%
2007	1.40%	to	1.80%	219,774	14	to	12.26	3,075,147	5.00%	3.9%	to	3.48%
2006	1.40%	to	1.80%	296,692	13.47	to	11.85	3,995,812	4.23%	2.7%	to	2.28%
2005	1.40%	to	1.80%	335,119	13.12	to	11.59	4,394,770	3.80%	-0.12%	to	-0.52%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	1.40%	to	1.80%	452,254	$13.37	to	13.05	$6,044,070	1.27%	33.77%	to	33.22%
2008	1.40%	to	1.80%	540,024	9.99	to	9.8	5,395,389	0.78%	-43.42%	to	-43.65%
2007	1.40%	to	1.80%	707,919	17.66	to	17.39	12,500,526	0.70%	15.85%	to	15.38%
2006	1.40%	to	1.80%	1,112,087	15.24	to	15.07	16,950,261	1.10%	10.03%	to	9.59%
2005	1.40%	to	1.80%	1,246,523	13.85	to	13.75	17,267,224	0.20%	15.22%	to	14.75%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2009	1.40%	to	1.80%	301,086	10.68	to	9.34	3,212,867	2.14%	28.21%	to	27.69%
2008	1.40%	to	1.80%	369,965	8.33	to	7.32	3,078,390	1.96%	-43.51%	to	-43.74%
2007	1.40%	to	1.80%	542,801	14.75	to	13	7,998,043	1.48%	-0.01%	to	-0.42%
2006	1.40%	to	1.80%	792,440	14.75	to	13.06	11,680,436	3.11%	18.4%	to	17.92%
2005	1.40%	to	1.80%	915,228	12.46	to	11.07	11,394,304	1.56%	4.28%	to	3.86%
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2009	1.40%			59,776	6.54			391,021	0.38%	43.68%
2008	1.40%			65,920	4.55			300,125	0.25%	-55.69%
2007	1.40%			112,503	10.28			1,156,005	0.00%	21.31%
2006	1.40%			192,953	8.47			1,634,352	0.62%	3.83%
2005	1.40%			229,711	8.16			1,873,913	0.81%	7.34%
VIP Fund - Growth Portfolio - Service Class (FGS)
2009	1.40%	to	1.80%	770,987	7.21	to	6.94	5,560,387	0.32%	26.35%	to	25.84%
2008	1.40%	to	1.80%	927,408	5.71	to	5.51	5,293,609	0.63%	-47.97%	to	-48.19%
2007	1.40%	to	1.80%	1,227,804	10.97	to	10.64	13,471,129	0.67%	25.09%	to	24.58%
2006	1.40%	to	1.80%	1,823,890	8.77	to	8.54	15,998,436	0.29%	5.24%	to	4.82%
2005	1.40%	to	1.80%	2,139,621	8.34	to	8.15	17,833,310	0.39%	4.2%	to	3.78%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2009	1.40%	to	1.80%	64,454	11.15	to	14.12	719,619	7.62%	41.76%	to	41.19%
2008	1.40%	to	1.80%	67,240	7.86	to	10	529,553	7.09%	-26.11%	to	-26.41%
2007	1.40%	to	1.80%	120,548	10.64	to	13.59	1,284,114	7.35%	1.21%	to	0.8%
2006	1.40%	to	1.80%	153,308	10.52	to	13.48	1,613,269	7.29%	9.63%	to	9.18%
2005	1.40%	to	1.80%	179,785	9.59	to	12.35	1,725,621	14.68%	1.09%	to	0.68%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2009	1.40%			83,463	10.35			863,888	2.06%	24.67%
2008	1.40%			92,927	8.3			771,537	2.14%	-44.65%
2007	1.40%			128,952	15			1,934,392	3.04%	15.56%
2006	1.40%			212,807	12.98			2,762,519	0.82%	16.3%
2005	1.40%			252,391	11.16			2,817,164	0.55%	17.31%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2009	1.40%			18,076	13.28			240,070	2.08%	24.72%
2008	1.40%			19,429	10.65			206,907	2.17%	-44.67%
2007	1.40%			27,204	19.25			523,552	3.27%	15.58%
2006	1.40%			38,833	16.65			646,640	0.72%	16.3%
2005	1.40%			33,012	14.32			472,653	0.56%	17.26%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2009	1.40%			25,734	11.72			301,670	1.10%	55.19%
2008	1.40%			7,039	7.55			53,170	0.59%	-51.86%
2007	1.40%			9,497	15.69			149,019	0.94%	4.11%
2006	1.40%			14,378	15.07			216,694	0.59%	14.58%
2005	1.40%			19,372	13.15			254,819	0.00%	1.12%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)
2009	1.40%	to	1.80%	160,306	$7.78	to	7.69	$1,246,851	3.27%	21.18%	to	20.69%
2008	1.40%	to	1.80%	189,183	6.42	to	6.37	1,214,252	0.85%	-35.93%	to	-36.19%
2007	1.40%	to	1.80%	276,791	10.02	to	9.99	2,772,859	2.79%	0.18%	to	-0.1%	*
ClearBridge Variable Fundamental Value Portfolio - Class I (SBTRP)
2009	1.40%	to	1.80%	522,000	7.58	to	7.5	3,957,515	1.32%	27.55%	to	27.03%
2008	1.40%	to	1.80%	633,084	5.94	to	5.9	3,762,993	1.41%	-37.47%	to	-37.72%
2007	1.40%	to	1.80%	946,802	9.51	to	9.48	8,999,622	2.53%	-4.95%	to	-5.21%	*
ClearBridge Variable Investors Portfolio - Class I (SBVI)
2009	1.40%			159,628	11.92			1,902,529	1.85%	22.76%
2008	1.40%			208,194	9.71			2,021,351	1.16%	-36.53%
2007	1.40%			288,388	15.3			4,411,144	1.07%	2.44%
2006	1.40%			412,420	14.93			6,158,150	1.57%	16.61%
2005	1.40%			468,532	12.81			5,999,572	1.12%	5.04%
Western Asset Variable Global High Yield Bond Portfolio - Class I (SBVHY)
2009	1.40%			39,317	17.25			678,338	10.16%	53.38%
2008	1.40%			51,620	11.25			580,638	8.25%	-31.79%
2007	1.40%			106,828	16.49			1,761,739	5.93%	-1.47%
2006	1.40%			159,724	16.74			2,673,440	5.62%	9.1%
2005	1.40%			179,646	15.34			2,756,141	5.89%	2.36%
Guardian Portfolio - I Class Shares (AMGP)
2009	1.40%			13,539	12.11			163,954	1.10%	27.87%
2008	1.40%			20,135	9.47			190,697	0.48%	-38.13%
2007	1.40%			31,805	15.31			486,831	0.30%	5.88%
2006	1.40%			47,905	14.46			692,572	0.70%	11.79%
2005	1.40%			58,107	12.93			751,439	0.14%	6.88%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2009	1.40%			99,616	11.27			1,122,291	0.00%	29.76%
2008	1.40%			142,153	8.68			1,234,251	0.00%	-44.16%
2007	1.40%			177,362	15.55			2,757,994	0.00%	20.8%
2006	1.40%			229,581	12.87			2,955,203	0.00%	13.09%
2005	1.40%			287,500	11.38			3,272,314	0.00%	12.15%
Partners Portfolio- I Class Shares (AMTP)
2009	1.40%			41,255	12.16			501,641	2.65%	53.89%
2008	1.40%			43,622	7.9			344,678	0.49%	-53.06%
2007	1.40%			52,079	16.83			876,681	0.60%	7.8%
2006	1.40%			63,355	15.62			989,361	0.67%	10.67%
2005	1.40%			72,752	14.11			1,026,535	1.04%	16.4%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2009	1.40%			823	10.94			9,012	1.73%	29.59%
2008	1.40%			2,210	8.44			18,652	2.36%	-40.29%
2007	1.40%			1,972	14.13			27,874	0.13%	6.1%
2006	1.40%			2,242	13.32			29,869	0.15%	12.12%
2005	1.40%			2,220	11.88			26,380	0.00%	5.37%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	1.40%	to	1.80%	292,665	10.17	to	7.83	2,975,041	0.33%	42.5%	to	41.92%
2008	1.40%	to	1.80%	340,114	7.14	to	5.51	2,426,481	0.16%	-46.28%	to	-46.5%
2007	1.40%	to	1.80%	490,044	13.29	to	10.31	6,509,233	0.26%	12.54%	to	12.08%
2006	1.40%	to	1.80%	710,080	11.81	to	9.2	8,381,529	0.39%	6.44%	to	6.01%
2005	1.40%	to	1.80%	854,574	11.09	to	8.67	9,477,010	0.93%	3.63%	to	3.21%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio***	Total Return****			Inception Date*
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2009	1.40%	to	1.80%	364,593	$8.97	to	8.95	$3,268,914	2.00%	26.49%	to	25.98%
2008	1.40%	to	1.80%	451,093	7.09	to	7.1	3,197,488	1.65%	-39.33%	to	-39.58%
2007	1.40%	to	1.80%	636,940	11.68	to	11.75	7,442,006	1.10%	2.95%	to	2.53%
2006	1.40%	to	1.80%	891,007	11.35	to	11.46	10,111,832	1.14%	13.42%	to	12.96%
2005	1.40%	to	1.80%	1,009,822	10.01	to	10.15	10,104,339	1.35%	4.5%	to	4.07%
MidCap Fund/VA - Non-Service Shares (OVAG)
2009	1.40%	to	1.80%	230,821	6.94	to	6.87	1,601,885	0.00%	30.75%	to	30.22%
2008	1.40%	to	1.80%	252,007	5.31	to	5.28	1,337,613	0.00%	-49.78%	to	-49.99%
2007	1.40%	to	1.80%	372,119	10.57	to	10.55	3,933,186	0.00%	4.84%	to	4.41%
2006	1.40%	to	1.80%	526,837	10.08	to	10.1	5,311,694	0.00%	1.52%	to	1.11%
2005	1.40%	to	1.80%	628,363	9.93	to	9.99	6,240,601	0.00%	10.76%	to	10.31%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2009	1.40%			8,682	22.37			194,254	0.09%	110.41%
2008	1.40%			14,358	10.63			152,678	0.00%	-65.25%
2007	1.40%			23,930	30.6			732,178	0.40%	35.63%
2006	1.40%			20,367	22.56			459,454	0.63%	37.59%
2005	1.40%			23,772	16.4			389,766	0.69%	30.02%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2009	1.40%			16,891	27.76			468,845	0.16%	110.2%
2008	1.40%			17,574	13.21			232,071	0.00%	-65.27%
2007	1.40%			30,670	38.03			1,166,312	0.57%	35.68%
2006	1.40%			65,895	28.03			1,846,887	0.63%	37.55%
2005	1.40%			82,428	20.38			1,679,645	0.77%	30.15%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
2009	1.40%			11,871	27.09			321,553	0.22%	55.41%
2008	1.40%			9,873	17.43			172,079	0.31%	-46.85%
2007	1.40%			11,401	32.79			373,893	0.13%	43.28%
2006	1.40%			12,703	22.89			290,747	0.07%	22.8%
2005	1.40%			10,245	18.64			190,954	0.00%	49.5%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2009	1.40%			1,313	36.38			47,765	0.30%	55.33%
2008	1.40%			1,699	23.42			39,791	0.36%	-46.88%
2007	1.40%			5,827	44.09			256,912	0.14%	43.31%
2006	1.40%			9,314	30.77			286,547	0.07%	22.75%
2005	1.40%			10,495	25.06			263,030	0.33%	49.56%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	1.40%			71,928	5.33			383,412	0.00%	-46.87%
2007	1.40%			107,189	10.03			1,075,387	0.00%	7.48%
2006	1.40%			159,427	9.33			1,488,153	0.00%	8.37%
2005	1.40%			199,828	8.61			1,721,156	0.00%	8.21%
Partners Variable Portfolios I, Inc.: Partners Variable All Cap Portfolio - Class I (obsolete) (SBVC)
2006	1.40%	to	1.80%	818,372	16.8	to	11.92	13,740,292	1.29%	16.46%	to	15.99%
2005	1.40%	to	1.80%	952,260	14.43	to	10.28	13,729,586	0.82%	2.59%	to	2.18%
Partners Variable Portfolios I, Inc.: Partners Variable Total Return Portfolio - Class I (obsolete) (SBVTR)
2006	1.40%	to	1.80%	254,656	13.15	to	12.24	3,348,137	1.91%	10.99%	to	10.54%
2005	1.40%	to	1.80%	320,345	11.85	to	11.07	3,794,770	1.91%	1.87%	to	1.46%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	1.40%	4,980	$9.39	$46,763	1.18%	-34.14%
2007	1.40%	8,121	14.26	115,795	0.97%	1.01%
2006	1.40%	13,447	14.12	189,817	0.63%	15.21%
2005	1.40%	16,614	12.25	203,562	0.17%	7.69%
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	1.40%	2,623	8.7	22,811	2.89%	-37.08%
2007	1.40%	2,729	13.82	37,719	0.77%	0.35%
2006	1.40%	7,598	13.77	104,647	1.16%	17.68%
2005	1.40%	9,041	11.7	105,810	0.82%	6.63%

2009	Reserves for annuity contracts in payout phase:			0
2009	Contract owners equity:			$73,345,721
2008	Reserves for annuity contracts in payout phase:			43,537
2008	Contract owners equity:			$74,582,700
2007	Reserves for annuity contracts in payout phase:			177,496
2007	Contract owners equity:			$156,167,396
2006	Reserves for annuity contracts in payout phase:			269,150
2006	Contract owners equity:			$205,961,407
2005	Reserves for annuity contracts in payout phase:			347,007
2005	Contract owners equity:			$212,855,897
*	Denotes the minimum and/or maximum of the total return ranges, for underlying mutual fund options that were added and funded during the reporting period. One or both of the returns presented may not be annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such case, the total return presented is representative of all units issued and outstanding at period end.
**	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
****	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-8:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-8 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010